Derivative Warrant Liabilities (Details)		3 Months Ended	6 Months Ended
	Dec. 17, 2020	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 item $ / shares shares
Class B Common Stock
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	20.00%
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			180.00%
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Redemption price per public warrant (in dollars per share)			$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days for redemption of public warrants | item			20
Consecutive trading days for redemption of public warrants | item			30
Redemption period			30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 10.00
Redemption price per public warrant (in dollars per share)			$ 0.10
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days for redemption of public warrants | item			20
Consecutive trading days for redemption of public warrants | item			30
Threshold number of business days before sending notice of redemption to warrant holders | item			3
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		5,587,500
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		12,937,500	12,937,500
Public Warrants exercisable term after the completion of a business combination		30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering			12 months
Period for filling registration statement after business combination			15 days
Period of time after which warrant holder may do cashless exercise		60 days	60 days
Exercise price of warrants		$ 11.50	$ 11.50
Public Warrants expiration term			5 years
Issue price per share		$ 9.20	$ 9.20
Percentage of total equity related to new issuances which would trigger an adjustment in the exercise price of the warrant		60.00%	60.00%
Trading days determining volume weighted average price		20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			115.00%
Number of trading days on which fair market value of shares is reported | item			10
Fair market value per share			$ 0.361